UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: January 31

Date of reporting period: January 31, 2017

Item 1.	Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ANNUAL REPORT

January 31, 2017

AEW Real Estate Fund

Portfolio Review page 1

Portfolio of Investments page 8

Financial Statements page  11

Notes to Financial Statements page 18

AEW REAL ESTATE FUND

Managers	Symbols
Matthew A. Troxell, CFA®	Class A NRFAX
John Garofalo, CFA®	Class C NRCFX
J. Hall Jones, Jr., CFA®	Class N NRFNX
Gina Szymanski, CFA®*	Class Y NRFYX
AEW Capital Management, L.P.

*	Effective January 17, 2017, Gina Szymanski joined the Portfolio Management team.

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Market Conditions

Macro events again took center stage in the U.S. and global capital markets. Widely anticipated was the December decision by the Federal Reserve (Fed) to at long last raise the short-term interest rate by 25 basis points. Less widely anticipated — but with a much greater impact on market sentiment — were the far-reaching results of the U.S. presidential and congressional elections, as well as the United Kingdom’s vote to leave the European Union (“Brexit”).

Against this backdrop of policy uncertainties and risks, real estate outperformed bonds but lagged the broader equity market even as property fundamentals have generally continued to perform in line with expectations. Reflationary expectations have led to higher anticipated interest rates and, in turn, lower return expectations for real estate. However, this scenario doesn’t acknowledge that (a) economic growth is a positive for real estate demand, (b) many traditional real estate assets offer a value protection against inflation over time, and (c) higher interest rates would have only a minimal impact on REIT earnings, given strong balance sheets and laddered debt maturities.

Performance Results

For the 12 months ended January 31, 2017, Class A shares of the AEW Real Estate Fund returned 9.51% at net asset value. The Fund underperformed its benchmark, the MSCI U.S. REIT Index, which returned 12.34% for the same period.

Explanation of Fund Performance

Positive stock selection results were more than offset by negative sector allocation results (sector allocation is driven by the investment team’s bottom-up stock selection process). From a property sector perspective, office, data center, and storage were the largest detractors from relative performance, while diversified, healthcare, and hotel were the largest positive contributors. The Fund’s small cash position was also a detractor given the REIT sector’s positive absolute performance.

Among the individual securities, detractors included storage company CubeSmart and apartment company Equity Residential. Investor concerns regarding slower (but still

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positive) rent growth for both sectors drove these stocks lower, and the portfolio’s overweight to each company was a detractor. The Fund’s top two positive contributors to return were data center company DuPont Fabros Technology, and industrial company Rexford Industrial Realty. DuPont Fabros had good leasing during the 12-month period as technology companies quickly filled new data center space developed by the firm. Rexford also benefited from strong real estate fundamentals, with demand for industrial space on the margin coming from the growing e-commerce industry.

Outlook

The Fed has guided toward two to three additional interest rate hikes in 2017. If long-term rates also move higher, we expect investors to pay increased attention to the factors that differentiate REIT returns from bond returns, most notably that REIT incomes rise faster in a more rapidly growing economy and that rising rents and property values help offset inflation. Overall, we continue to expect high single-digit growth in per-share cash flow and dividends for the listed property sector as a whole in 2017 and into 2018.

Growth of $10,000 Investment in Class A Shares3

January 31, 2007 through January 31, 2017

See notes to chart on page 4.

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AEW REAL ESTATE FUND

Top Ten Holdings as of January 31, 2017

	Security Name	% of net assets
1.	Simon Property Group, Inc.	9.61%
2.	ProLogis, Inc.	5.74
3.	Boston Properties, Inc.	5.26
4.	Equity Residential	5.22
5.	AvalonBay Communities, Inc.	5.16
6.	Welltower, Inc.	5.00
7.	Public Storage	4.77
8.	Ventas, Inc.	4.19
9.	Host Hotels & Resorts, Inc.	3.17
10.	Piedmont Office Realty Trust, Inc., Class A	2.96

The portfolio is actively managed and holdings are subject to change. There is no guarantee the Fund continues to invest in the securities referenced.

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Average Annual Total Returns—January 31, 20173

					Expense Ratios[4]
	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class A (Inception 12/29/00)
NAV	9.51%	9.47%	3.51%	—%	1.38%	1.35%
With 5.75% Maximum Sales Charge	3.22	8.17	2.90	—

Class C (Inception 12/29/00)
NAV	8.67	8.66	2.75	—	2.13	2.10
With CDSC[1]	7.68	8.66	2.75	—

Class N (Inception 5/01/13)
NAV	9.91	—	—	6.99	1.01	0.94

Class Y (Inception 8/31/00)
NAV	9.78	9.74	3.79	—	1.13	1.10

Comparative Performance
MSCI U.S. REIT Index[2]	12.34	10.47	4.09	7.24

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2	MSCI U.S. REIT Index is an unmanaged index that is composed of the most actively traded equity REIT (real estate investment trust) securities.

3	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

4	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 4/30/17. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the Funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Natixis Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from August 1, 2016 through January 31, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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AEW REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 8/1/2016	ENDING ACCOUNT VALUE 1/31/2017	EXPENSES PAID DURING PERIOD* 8/1/2016 – 1/31/2017
Class A
Actual	$1,000.00	$914.50	$6.45
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.80
Class C
Actual	$1,000.00	$910.60	$10.04
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.58
Class N
Actual	$1,000.00	$915.80	$4.67
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.93
Class Y
Actual	$1,000.00	$915.60	$5.25
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.53

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.34%, 2.09%, 0.97% and 1.09% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), divided by 366 (to reflect the half-year period).

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Portfolio of Investments – as of January 31, 2017

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
Lodging — 1.7%
207,800	Extended Stay America, Inc.	$3,368,438

Real Estate — 1.0%
44,100	Alexander & Baldwin, Inc.	1,963,332

Real Estate Investment Trusts — 96.0%
	REITs – Apartments — 16.7%
70,700	American Campus Communities, Inc.	3,437,434
147,600	American Homes 4 Rent, Class A	3,288,528
58,900	AvalonBay Communities, Inc.	10,207,959
69,300	Camden Property Trust	5,791,401
170,000	Equity Residential	10,330,900

		33,056,222

	REITs – Diversified — 10.4%
99,500	American Assets Trust, Inc.	4,271,535
15,400	Digital Realty Trust, Inc.	1,657,502
120,000	DuPont Fabros Technology, Inc.	5,697,600
206,300	Forest City Realty Trust, Inc., Class A	4,670,632
20,500	Vornado Realty Trust	2,179,355
68,900	Washington Real Estate Investment Trust	2,166,905

		20,643,529

	REITs – Health Care — 9.2%
134,600	Ventas, Inc.	8,300,782
149,400	Welltower, Inc.	9,905,220

		18,206,002

	REITs – Hotels — 5.1%
84,200	Chatham Lodging Trust	1,695,788
347,700	Host Hotels & Resorts, Inc.	6,282,939
92,500	RLJ Lodging Trust	2,146,925

		10,125,652

	REITs – Manufactured Homes — 1.2%
32,300	Equity Lifestyle Properties, Inc.	2,388,262

	REITs – Office Property — 11.4%
79,500	Boston Properties, Inc.	10,406,550
71,900	Douglas Emmett, Inc.	2,720,696
177,600	Empire State Realty Trust, Inc., Class A	3,639,024
270,000	Piedmont Office Realty Trust, Inc., Class A	5,864,400

		22,630,670

	REITs – Regional Malls — 14.0%
50,100	Macerich Co. (The)	3,441,369
103,500	Simon Property Group, Inc.	19,020,195
73,900	Taubman Centers, Inc.	5,235,076

		27,696,640

See accompanying notes to financial statements.

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Portfolio of Investments – as of January 31, 2017

AEW Real Estate Fund – (continued)

Shares	Description	Value (†)
	REITs – Shopping Centers — 8.1%
94,200	Acadia Realty Trust	$2,999,328
165,500	DDR Corp.	2,512,290
35,400	Federal Realty Investment Trust	4,971,222
226,500	Retail Properties of America, Inc., Class A	3,390,705
60,500	Tanger Factory Outlet Centers, Inc.	2,068,495

		15,942,040

	REITs – Single Tenant — 4.6%
96,388	Easterly Government Properties, Inc.	1,898,844
179,966	Gramercy Property Trust	4,740,304
100,500	STORE Capital Corp.	2,377,830

		9,016,978

	REITs – Storage — 7.1%
185,900	CubeSmart	4,671,667
43,900	Public Storage	9,438,500

		14,110,167

	REITs – Warehouse/Industrials — 8.2%
232,400	ProLogis, Inc.	11,352,740
211,100	Rexford Industrial Realty, Inc.	4,794,081

		16,146,821

	Total Real Estate Investment Trusts	189,962,983

	Total Common Stocks (Identified Cost $165,963,117)	195,294,753

Principal Amount
Short-Term Investments — 1.7%
$3,472,401	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/31/2017 at 0.030% to be repurchased at $3,472,404 on 2/01/2017 collateralized by $3,460,000 U.S. Treasury Bond, 3.125% due 2/15/2043 valued at $3,543,479 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,472,401)	3,472,401

	Total Investments — 100.4% (Identified Cost $169,435,518)(a)	198,767,154
	Other Assets Less Liabilities — (0.4)%	(837,150)

	Net Assets — 100.0%	$197,930,004

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

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Portfolio of Investments – as of January 31, 2017

AEW Real Estate Fund – (continued)

(a)	Federal Tax Information:
	At January 31, 2017, the net unrealized appreciation on investments based on a cost of $169,953,977 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$31,185,783
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,372,606)

	Net unrealized appreciation	$28,813,177

REITs	Real Estate Investment Trusts

Industry Summary at January 31, 2017

REITs – Apartments	16.7%
REITs – Regional Malls	14.0
REITs – Office Property	11.4
REITs – Diversified	10.4
REITs – Health Care	9.2
REITs – Warehouse/Industrials	8.2
REITs – Shopping Centers	8.1
REITs – Storage	7.1
REITs – Hotels	5.1
REITs – Single Tenant	4.6
Other Investments, less than 2% each	3.9
Short-Term Investments	1.7

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

January 31, 2017

ASSETS
Investments at cost	$169,435,518
Net unrealized appreciation	29,331,636

Investments at value	198,767,154
Receivable for Fund shares sold	255,787
Receivable for securities sold	101,709
Dividends and interest receivable	44,192
Prepaid expenses (Note 7)	360

TOTAL ASSETS	199,169,202

LIABILITIES
Payable for securities purchased	190,584
Payable for Fund shares redeemed	710,117
Management fees payable (Note 5)	123,772
Deferred Trustees’ fees (Note 5)	102,305
Administrative fees payable (Note 5)	7,193
Payable to distributor (Note 5d)	4,558
Other accounts payable and accrued expenses	100,669

TOTAL LIABILITIES	1,239,198

NET ASSETS	$197,930,004

NET ASSETS CONSIST OF:
Paid-in capital	$166,597,586
Distributions in excess of net investment income	(275,457)
Accumulated net realized gain on investments	2,276,239
Net unrealized appreciation on investments	29,331,636

NET ASSETS	$197,930,004

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$58,311,989

Shares of beneficial interest	3,681,761

Net asset value and redemption price per share	$15.84

Offering price per share (100/94.25 of net asset value) (Note 1)	$16.81

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$7,307,185

Shares of beneficial interest	460,463

Net asset value and offering price per share	$15.87

Class N shares:
Net assets	$6,107,583

Shares of beneficial interest	410,677

Net asset value, offering and redemption price per share	$14.87

Class Y shares:
Net assets	$126,203,247

Shares of beneficial interest	8,505,533

Net asset value, offering and redemption price per share	$14.84

See accompanying notes to financial statements.

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Statement of Operations

For the Year Ended January 31, 2017

INVESTMENT INCOME
Dividends	$5,006,832
Interest	1,510

5,008,342

Expenses
Management fees (Note 5)	1,668,578
Service and distribution fees (Note 5)	234,810
Administrative fees (Note 5)	92,659
Trustees’ fees and expenses (Note 5)	30,140
Transfer agent fees and expenses (Notes 5 and 6)	335,917
Audit and tax services fees	66,185
Custodian fees and expenses	11,421
Legal fees	3,569
Registration fees	79,398
Shareholder reporting expenses	50,609
Miscellaneous expenses (Note 7)	10,135

Total expenses	2,583,421
Less waiver and/or expense reimbursement (Note 5)	(67,996)

Net expenses	2,515,425

Net investment income	2,492,917

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	9,677,076
Capital gain distributions received (Note 2)	3,638,411
Net change in unrealized appreciation (depreciation) on:
Investments	2,663,353

Net realized and unrealized gain on investments	15,978,840

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,471,757

See accompanying notes to financial statements.

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Statement of Changes in Net Assets

	Year Ended January 31, 2017	Year Ended January 31, 2016
FROM OPERATIONS:
Net investment income	$2,492,917	$3,363,759
Net realized gain on investments	13,315,487	21,057,957
Net change in unrealized appreciation (depreciation) on investments	2,663,353	(40,357,435)

Net increase (decrease) in net assets resulting from operations	18,471,757	(15,935,719)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(1,343,243)	(691,364)
Class B(a)	—	(155)
Class C	(115,014)	(33,702)
Class N	(155,605)	(18)
Class Y	(3,444,736)	(2,120,825)
Net realized capital gains
Class A	(4,481,543)	(4,845,403)
Class B(a)	—	(7,374)
Class C	(585,360)	(654,916)
Class N	(438,036)	(94)
Class Y	(10,223,262)	(11,962,746)

Total distributions	(20,786,799)	(20,316,597)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(8,502,935)	(20,191,735)

Net decrease in net assets	(10,817,977)	(56,444,051)
NET ASSETS
Beginning of the year	208,747,981	265,192,032

End of the year	$197,930,004	$208,747,981

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(275,457)	$407,272

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

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Financial Highlights

For a share outstanding throughout each period.

	Class A
	Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013
Net asset value, beginning of the period	$15.93		$18.51		$15.20		$19.20	$18.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.22		0.20		0.19	0.21
Net realized and unrealized gain (loss)	1.33		(1.33)		4.57		0.06	2.11

Total from Investment Operations	1.51		(1.11)		4.77		0.25	2.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.18)		(0.20)		(0.25)	(0.17)
Net realized capital gains	(1.38)		(1.29)		(1.26)		(4.00)	(1.59)

Total Distributions	(1.60)		(1.47)		(1.46)		(4.25)	(1.76)

Net asset value, end of the period	$15.84		$15.93		$18.51		$15.20	$19.20

Total return(b)	9.51	%(c)	(6.21	)%(c)	32.94%		1.96%	12.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$58,312		$56,344		$77,842		$68,470	$71,202
Net expenses	1.35	%(d)	1.36	%(d)(e)	1.40	%(f)	1.36%	1.31%
Gross expenses	1.38%		1.38%		1.40%		1.36%	1.31%
Net investment income	1.06%		1.31%		1.23%		1.00%	1.07%
Portfolio turnover rate	13%		17%		18%		17%	35%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective May 1, 2015, the expense limit decreased from 1.40% to 1.35%.
(f)	Effective July 1, 2014, the expense limit decreased from 1.50% to 1.40%.

See accompanying notes to financial statements.

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Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013
Net asset value, beginning of the period	$15.95		$18.55		$15.23		$19.23	$18.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.09		0.08		0.05	0.06
Net realized and unrealized gain (loss)	1.33		(1.33)		4.58		0.05	2.13

Total from Investment Operations	1.39		(1.24)		4.66		0.10	2.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.07)		(0.08)		(0.10)	(0.04)
Net realized capital gains	(1.38)		(1.29)		(1.26)		(4.00)	(1.59)

Total Distributions	(1.47)		(1.36)		(1.34)		(4.10)	(1.63)

Net asset value, end of the period	$15.87		$15.95		$18.55		$15.23	$19.23

Total return(b)	8.67	%(c)	(6.87	)%(c)	31.95%		1.14%	12.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,307		$7,869		$10,432		$8,982	$11,158
Net expenses	2.10	%(d)	2.11	%(d)(e)	2.15	%(f)	2.11%	2.06%
Gross expenses	2.13%		2.13%		2.15%		2.11%	2.06%
Net investment income	0.34%		0.55%		0.48%		0.27%	0.32%
Portfolio turnover rate	13%		17%		18%		17%	35%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective May 1, 2015, the expense limit decreased from 2.15% to 2.10%.
(f)	Effective July 1, 2014, the expense limit decreased from 2.25% to 2.15%.

See accompanying notes to financial statements.

15  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Year Ended January 31, 2017	Year Ended January 31, 2016		Year Ended January 31, 2015		Period Ended January 31, 2014*
Net asset value, beginning of the period	$15.05	$17.57		$14.48		$19.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.22	(0.17	)(b)	0.25		0.15
Net realized and unrealized gain (loss)	1.27	(0.81)		4.35		(1.64)

Total from Investment Operations	1.49	(0.98)		4.60		(1.49)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.25)		(0.25)		(0.22)
Net realized capital gains	(1.38)	(1.29)		(1.26)		(3.69)

Total Distributions	(1.67)	(1.54)		(1.51)		(3.91)

Net asset value, end of the period	$14.87	$15.05		$17.57		$14.48

Total return	9.91%	(5.79	)%(c)	33.48	%(c)	(6.75	)%(c)(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$6,108	$4,513		$1		$1
Net expenses	0.97%	0.94	%(e)(f)	0.99	%(e)(g)	1.20	%(e)(h)
Gross expenses	0.97%	1.01%		9.79%		3.14	%(h)
Net investment income (loss)	1.38%	(1.14	)%(b)	1.60%		1.14	%(h)
Portfolio turnover rate	13%	17%		18%		17%

*	From commencement of Class on May 1, 2013 through January 31, 2014.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	The net investment loss does not correspond with aggregate net investment income earned by the Fund due to the timing of income earned and expenses accrued in relation to changes in net assets of the Fund during the period.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective May 1, 2015, the expense limit decreased from 1.10% to 1.05%.
(g)	Effective July 1, 2014, the expense limit decreased from 1.20% to 1.10%.
(h)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  16

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Year Ended January 31, 2017		Year Ended January 31, 2016		Year Ended January 31, 2015		Year Ended January 31, 2014	Year Ended January 31, 2013
Net asset value, beginning of the period	$15.01		$17.54		$14.48		$18.50	$18.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.25		0.23		0.23	0.25
Net realized and unrealized gain (loss)	1.27		(1.27)		4.33		0.05	2.04

Total from Investment Operations	1.48		(1.02)		4.56		0.28	2.29

LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)		(0.22)		(0.24)		(0.30)	(0.22)
Net realized capital gains	(1.38)		(1.29)		(1.26)		(4.00)	(1.59)

Total Distributions	(1.65)		(1.51)		(1.50)		(4.30)	(1.81)

Net asset value, end of the period	$14.84		$15.01		$17.54		$14.48	$18.50

Total return	9.78	%(b)	(5.95	)%(b)	33.21%		2.22%	13.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$126,203		$140,022		$176,555		$130,415	$281,698
Net expenses	1.10	%(c)	1.11	%(c)(d)	1.15	%(e)	1.10%	1.06%
Gross expenses	1.13%		1.13%		1.15%		1.10%	1.06%
Net investment income	1.30%		1.55%		1.49%		1.24%	1.32%
Portfolio turnover rate	13%		17%		18%		17%	35%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective May 1, 2015, the expense limit decreased from 1.15% to 1.10%.
(e)	Effective July 1, 2014, the expense limit decreased from 1.25% to 1.15%.

See accompanying notes to financial statements.

17  |

Notes to Financial Statements

January 31, 2017

1.  Organization.  AEW Real Estate Fund (the “Fund”) is a series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares. As of the close of business on January 11, 2016, Class B shares were converted into Class A shares and are no longer offered.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with no initial minimum investment to certain retirement plans held in an omnibus fashion and funds of funds that are distributed by NGAM Distribution, L.P. (“NGAM Distribution”) with an initial minimum investment of $1,000,000 to other categories of investors. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amounts as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees) and transfer agent fees are borne collectively for Class A, Class C, and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and

|  18

Notes to Financial Statements (continued)

January 31, 2017

disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may,

19  |

Notes to Financial Statements (continued)

January 31, 2017

among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from January 1 through January 31, 2017 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of January 31, 2017 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

|  20

Notes to Financial Statements (continued)

January 31, 2017

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as distribution re-designations. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

21  |

Notes to Financial Statements (continued)

January 31, 2017

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended January 31, 2017 and 2016 were as follows:

2017 Distributions Paid From:			2016 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
$3,365,940	$17,420,859	$20,786,799	$2,917,741	$17,398,856	$20,316,597

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of January 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains	$2,794,698

Late-year ordinary and post-October capital loss deferrals*	(173,152)

Unrealized appreciation	28,813,177

Total accumulated earnings	$31,434,723

*	Under current tax law, capital losses after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. The Fund is deferring capital losses that occurred after October 31, 2016.

e.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of January 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

f.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest)

|  22

Notes to Financial Statements (continued)

January 31, 2017

of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the year ended January 31, 2017, the Fund did not loan securities under this agreement.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

h.  New Accounting Pronouncement.  In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Fund’s financial statements.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data

23  |

Notes to Financial Statements (continued)

January 31, 2017

(which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$195,294,753	$—	$—	$195,294,753
Short-Term Investments	—	3,472,401	—	3,472,401

Total	$195,294,753	$3,472,401	$—	$198,767,154

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the year ended January 31, 2017, there were no transfers among Levels 1, 2 and 3.

4.  Purchases and Sales of Securities.  For the year ended January 31, 2017, purchases and sales of securities (excluding short-term investments) were $26,508,695 and $46,977,622 respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2017, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an

|  24

Notes to Financial Statements (continued)

January 31, 2017

annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the year ended January 31, 2017, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.35%	2.10%	1.05%	1.10%

AEW shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the year ended January 31, 2017, the management fees for the Fund were $1,668,578 (0.80% of average daily net assets).

For the year ended January 31, 2017, class-specific expenses have been reimbursed as follows:

Reimbursement
Class A	Class C	Class N	Class Y	Total
$20,699	$2,718	$ —	$44,374	$67,791

No expenses were recovered during the year ended January 31, 2017 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  NGAM Distribution, which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, the Fund pays (or paid) NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to

25  |

Notes to Financial Statements (continued)

January 31, 2017

the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, the Fund pays (or paid) NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the year ended January 31, 2017, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$153,595	$20,304	$60,911

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank, to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the year ended January 31, 2017, the administrative fees for the Fund were $92,659.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

|  26

Notes to Financial Statements (continued)

January 31, 2017

For the year ended January 31, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $286,053.

As of January 31, 2017, the Fund owes NGAM Distribution $4,558 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the year ended January 31, 2017 amounted to $10,584.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and

27  |

Notes to Financial Statements (continued)

January 31, 2017

Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

g.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2017 and is not subject to recovery under the expense limitation agreement described above.

For the year ended January 31, 2017, NGAM Advisors reimbursed the Fund $205 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  For the year ended January 31, 2017, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$101,592	$13,456	$205	$220,664

Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

7.  Line of Credit.  Effective April 14, 2016, each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

Prior to April 14, 2016 each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participated in a $150,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund was able to borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest

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Notes to Financial Statements (continued)

January 31, 2017

was charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the year ended January 31, 2017, the Fund had no borrowings under this agreement.

8.  Brokerage Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the year ended January 31, 2017, $4,301 was rebated under these agreements.

9.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of January 31, 2017, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership
1	7.70%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

29  |

Notes to Financial Statements (continued)

January 31, 2017

11.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Year Ended January 31, 2017		Year Ended January 31, 2016
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	879,518	$14,782,661	1,270,658	$21,736,348
Issued in connection with the reinvestment of distributions	318,809	5,207,567	300,780	5,023,497
Redeemed	(1,054,296)	(17,578,736)	(2,240,000)	(37,999,940)

Net change	144,031	$2,411,492	(668,562)	$(11,240,095)

Class B(a)
Issued from the sale of shares	—	$—	411	$6,780
Issued in connection with the reinvestment of distributions	—	—	439	7,515
Redeemed	—	—	(20,367)	(347,739)

Net change	—	$—	(19,517)	$(333,444)

Class C
Issued from the sale of shares	75,251	$1,272,960	67,579	$1,163,654
Issued in connection with the reinvestment of distributions	31,934	521,241	28,931	483,865
Redeemed	(139,930)	(2,325,959)	(165,562)	(2,792,751)

Net change	(32,745)	$(531,758)	(69,052)	$(1,145,232)

Class N
Issued from the sale of shares	139,867	$2,204,860	300,338	$4,495,977
Issued in connection with the reinvestment of distributions	38,672	593,641	7	112
Redeemed	(67,796)	(1,065,409)	(482)	(7,164)

Net change	110,743	$1,733,092	299,863	$4,488,925

Class Y
Issued from the sale of shares	2,282,679	$35,651,055	2,970,180	$48,237,396
Issued in connection with the reinvestment of distributions	678,197	10,401,001	658,756	10,373,403
Redeemed	(3,780,866)	(58,167,817)	(4,369,349)	(70,572,688)

Net change	(819,990)	$(12,115,761)	(740,413)	$(11,961,889)

Increase (decrease) from capital share transactions	(597,961)	$(8,502,935)	(1,197,681)	$(20,191,735)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Natixis Funds Trust IV and Shareholders of AEW Real Estate Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AEW Real Estate Fund, the sole series of Natixis Funds Trust IV (the “Fund”) as of January 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of January 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 21, 2017

31  |

2017 U.S. Tax Distribution Information to Shareholders (Unaudited)

Corporate Dividends Received Deduction.  For the fiscal year ended January 31, 2017, 1.16% of dividends distributed by the AEW Real Estate Fund qualify for the dividends received deduction for corporate shareholders.

Qualified Dividend Income.  For the fiscal year ended January 31, 2017, 5.03% of the ordinary income dividends paid by the Fund are considered qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. Complete information will be reported in conjunction with Form 1099-DIV.

Capital Gains Distributions.  Pursuant to Internal Revenue Section 852(b), the Fund designates as a capital gain dividend the amounts reflected below for the fiscal year ended January 31, 2017:

$16,397,904 subject to a Long-Term capital gains tax rate of not greater than 20%, and $1,022,955 subject to a Long-Term capital gains tax rate of not greater than 25%

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Trustee and Officer Information

The tables below provide certain information regarding the trustees and officers of Natixis Funds Trust IV (the “Trust”). Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116. The Fund’s Statement of Additional Information includes additional information about the trustees of the Trust and is available by calling Natixis Funds at 800-225-5478.

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Kenneth A. Drucker (1945)	Chairperson of the Board of Trustees since January 2017 Trustee since 2008 Ex Officio member of the Audit Committee, the Contract Review Committee and the Governance Committee	Retired	53 None	Significant experience on the Board and on the boards of other business organizations (including at investment companies); executive experience (including as treasurer of an aerospace, automotive, and metal manufacturing corporation)

Edmond J. English (1953)	Trustee since 2013 Audit Committee Member	Chief Executive Officer of Bob’s Discount Furniture (retail)	53 Director, Burlington Stores, Inc. (retail)	Experience on the Board and significant experience on the boards of other business organizations (including retail companies and a bank); executive experience (including at a retail company)

33  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Richard A. Goglia (1951)	Trustee since 2015 Audit Committee Member	Retired; formerly Vice President and Treasurer of Raytheon Company (defense)	53 None	Experience on the Board and executive experience (including his role as vice president and treasurer of a defense company and experience at a financial services company)

Wendell J. Knox (1948)	Trustee since 2009 Contract Review Committee Member and Governance Committee Member	Director of Abt Associates Inc. (research and consulting)	53 Director, Eastern Bank (bank); Director, The Hanover Insurance Group (property and casualty insurance)	Significant experience on the Board and on the boards of other business organizations (including at a bank and at a property and casualty insurance firm); executive experience (including roles as president and chief executive officer of a research and consulting company)

|  34

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Martin T. Meehan (1956)	Trustee since 2012 Contract Review Committee Member	President, University of Massachusetts; formerly, Chancellor and faculty member, University of Massachusetts Lowell	53 None	Experience on the Board and on the boards of other business organizations; experience as President of the University of Massachusetts; government experience (including as a member of the U.S. House of Representatives); academic experience

Sandra O. Moose (1942)	Trustee since 2000 Audit Committee Member and Governance Committee Member	President, Strategic Advisory Services (management consulting)	53 Formerly, Director, AES Corporation (international power company); formerly, Director, Verizon Communications (telecommunications company)	Significant experience on the Board and on the boards of other business organizations (including at a telecommunications company, an international power company and a specialty chemicals corporation); executive experience (including at a management consulting company)

35  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

James P. Palermo (1955)	Trustee since 2016 Contract Review Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); Partner, STEP Partners, LLC (private equity); formerly, Chief Executive Officer of Global Client Management of The Bank of New York Mellon Corporation	53 None	Experience on the Board; financial services industry and executive experience (including roles as chief executive officer of client management and asset servicing for a banking and financial services company)

Erik R. Sirri (1958)	Trustee since 2009 Chairperson of the Audit Committee	Professor of Finance at Babson College	53 None	Significant experience on the Board; experience as Director of the Division of Trading and Markets at the Securities and Exchange Commission; academic experience; training as an economist

Peter J. Smail (1952)	Trustee since 2009 Chairperson of the Contract Review Committee and Governance Committee Member	Retired	53 None	Significant experience on the Board; mutual fund industry and executive experience (including roles as president and chief executive officer for an investment adviser)

|  36

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES continued

Cynthia L. Walker (1956)	Trustee since 2005 Chairperson of the Governance Committee and Audit Committee Member	Deputy Dean for Finance and Administration, Yale University School of Medicine	53 None	Significant experience on the Board; executive experience in a variety of academic organizations (including roles as dean for finance and administration)

INTERESTED TRUSTEES

Kevin P. Charleston[3] (1965) One Financial Center Boston, MA 02111	Trustee since 2015	President, Chief Executive Officer and Director; formerly, Chief Financial Officer, Loomis, Sayles & Company, L.P.	53 None	Experience on the Board; continuing service as President, Chief Executive Officer and Director of Loomis, Sayles & Company, L.P.

David L. Giunta[4] (1965)	Trustee since 2011 President and Chief Executive Officer since 2008	President and Chief Executive Officer, Natixis Global Asset Management, U.S. and Canadian Distribution	53 None	Significant experience on the Board; continuing experience as President and Chief Executive Officer of NGAM Advisors, L.P.

[1]	Each trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term.

[2]

The trustees of the Trust serve as trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”) and Natixis ETF Trust (collectively, the “Fund Complex”).

[3]

Mr. Charleston is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer of Loomis, Sayles & Company, L.P.

[4]

Mr. Giunta is deemed an “interested person” of the Trust because he holds the following positions with an affiliated person of the Trust: President and Chief Executive Officer of NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

37  |

Trustee and Officer Information

Name and Year of Birth	Position(s) Held with the Trust(s)	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Russell L. Kane (1969)	Secretary, Clerk and Chief Legal Officer	Since July 2016	Executive Vice President, General Counsel, Secretary and Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.; formerly, Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Rosa Licea-Mailloux (1976)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since July 2016	Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.; formerly, Associate General Counsel, NGAM Distribution, L.P.

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with NGAM Distribution, L.P., NGAM Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a trustee’s or officer’s current position with such entity.

|  38

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Edmond J. English, Richard A. Goglia, Ms. Sandra O. Moose, Mr. Erik R. Sirri and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4.	Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning; and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	2/1/15- 1/31/16	2/1/16- 1/31/17	2/1/15- 1/31/16	2/1/16- 1/31/17	2/1/15- 1/31/16	2/1/16- 1/31/17	2/1/15- 1/31/16	2/1/16- 1/31/17
Natixis Funds Trust IV	$48,637	$49,367	$31	$34	$15,471	$15,703	$—	$—

1.	Audit-related fees consist of:

Year-end 1/31/2016 and 1/31/2017– performance of agreed-upon procedures related to the Registrant’s deferred compensation plan

2.	Tax fees consist of:

Year-end 1/31/16 and 1/31/17 – review of the Registrant’s tax returns

Aggregate fees billed to the Registrant for non-audit services during the years ended 1/31/2016 and 1/31/2017 were $15,502 & $15,737 respectively.

Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P. and entities controlling, controlled by or under common control with AEW Capital Management, L.P. (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	2/1/15- 1/31/16	2/1/16- 1/31/17	2/1/15- 1/31/16	2/1/16- 1/31/17	2/1/15- 1/31/16	2/1/16- 1/31/17
Control Affiliates	$—	$—	$—	$—	$—	$—

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to AEW Capital Management, L.P. and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	2/1/15-1/31/16	2/1/16-1/31/17
Control Affiliates	$169,178	$127,500

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre-Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit-related and tax services. This approval is subject to review of the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Code of Ethics required by Item 2 hereof, filed herewith as Exhibit (a)(1).

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	March 21, 2017

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	March 21, 2017